SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2013
Stockholders Equity Note [Line Items]
Unrecognized compensation cost		$ 67,318
Weighted-average period for unrecognized compensation cost to be recognized		1 year 5 months 5 days
Underwriters [Member] | IPO [Member]
Stockholders Equity Note [Line Items]
Shares issued, price per share				$ 16.50
Employee Stock Option [Member]
Stockholders Equity Note [Line Items]
Exercise of options, shares		3,330,951
Outstanding options		8,367,594	10,677,833
Intrinsic value of option outstanding		$ 291,093 [1]	$ 172,751
Vested and expected to vest options outstanding		8,171,228
Intrinsic value of vested and expected to vest options outstanding	[2]	$ 285,408
Employee Stock Option [Member] | Out of the money [Member]
Stockholders Equity Note [Line Items]
Outstanding options		8,354,094
Vested and expected to vest options outstanding		8,159,062
Employee Stock Option [Member] | Out of The Money Options [Member]
Stockholders Equity Note [Line Items]
Outstanding options		13,500
Intrinsic value of option outstanding		$ 0
Vested and expected to vest options outstanding		12,166
Intrinsic value of vested and expected to vest options outstanding		$ 0
Employee Shares Incentive Plan ("the Plan") [Member] | Employee Stock Option [Member]
Stockholders Equity Note [Line Items]
Shares available for future grant		1,968,934

[1]	Represents intrinsic value of 8,354,094 outstanding options that are in-the-money as of December 31, 2016. The remaining 13,500 outstanding options are out of the money as of December 31, 2016 and their intrinsic value was considered as zero.
[2]	Represents intrinsic value of 8,159,062 vested and expected to vest options that are in-the-money as of December 31, 2016. The remaining 12,166 vested and expected to vest options are out of the money as of December 31, 2016 and their intrinsic value was considered as zero.